7. Share-based payments (Details 7) - Nonemployee Common stock warrants - Service and performance conditions [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Volatility	184.00%
Risk-free interest rate
Dividend yield	$ 0
Minimum [Member]
Volatility		208.00%
Risk-free interest rate	0.90%	1.10%
Expected life (years)	3 years	3 years
Dividend yield
Maximum [Member]
Volatility		322.00%
Risk-free interest rate	1.40%	1.70%
Expected life (years)	5 years	5 years
Dividend yield